Goodwill (Details) $ in Thousands	Mar. 31, 2021 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Disclosure of goodwill [line items]
Goodwill		$ 29,726	$ 108,838
Proportion of ownership interest in rental business sold	80.00%
Goodwill derecognised without having previously been included in disposal group classified as held for sale	$ 79,112
Johnson
Disclosure of goodwill [line items]
Goodwill		219	219
Multi-Family Rental
Disclosure of goodwill [line items]
Goodwill		0	$ 79,112
Multi-Family Rental | Weighted average growth rate - Years 1-5
Disclosure of goodwill [line items]
Significant unobservable input, assets			0.035
Multi-Family Rental | Long-term growth rate
Disclosure of goodwill [line items]
Significant unobservable input, assets			0.010
Multi-Family Rental | Discount rate
Disclosure of goodwill [line items]
Significant unobservable input, assets			0.060
Single-Family Rental
Disclosure of goodwill [line items]
Goodwill		$ 29,507	$ 29,507
Single-Family Rental | Weighted average growth rate - Years 1-5
Disclosure of goodwill [line items]
Significant unobservable input, assets		0.045	0.033
Single-Family Rental | Long-term growth rate
Disclosure of goodwill [line items]
Significant unobservable input, assets		0.015	0.010
Single-Family Rental | Discount rate
Disclosure of goodwill [line items]
Significant unobservable input, assets		0.050	0.050